Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 262	£ 129
Loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	46	45
Loans and advances to customers | Loans to housing associations
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	8	4
Loans and advances to customers | Other loans
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	38	41
Debt securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	167	15
Other debt instruments
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 49	£ 69